Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Prepaid expenses	$ 1,046	$ 746
Government institutions	79	66
Total	$ 1,125	$ 812